RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2013
RESTRUCTURING
Schedule of the activity in the accrued restructuring balances related to all the plans

	Balance at 31-Dec-10	Restructuring Charges	Cash Payments	Balance at 31-Dec-11	Restructuring Charges	Cash Payments	Balance at 31-Dec-12
	(in thousands)
2009 Restructuring Plan
Workforce Reduction	$9,425	$2,052	(11,246)	231	49	(280)	$—
Lease Costs	1,971	312	(822)	1,461	309	(1,770)	—

Total 2009 Restructuring Plan	11,396	2,364	(12,068)	1,692	358	(2,050)	—
2008 Restructuring Plan
Workforce Reduction	21	22	(43)	—	—	—	—

Total 2008 Restructuring Plan	21	22	(43)	—	—	—	—

Grant Total	$11,417	$2,386	$(12,111)	$1,692	$358	$(2,050)	$—